UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2010




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2010

                                                                      (Form N-Q)

48469-0211                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by either Assured Guaranty Corp. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., or Royal Bank of Canada

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac.

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1  | USAA Florida Tax-Free Money Market Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
December 31, 2010 (unaudited)

PRINCIPAL
AMOUNT                                                          COUPON         FINAL        VALUE
(000)        SECURITY                                            RATE        MATURITY       (000)
-------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (98.4%)

             FLORIDA (83.3%)
   $2,500    Broward County Housing Finance Auth.
                (LIQ)(NBGA) (a)                                  0.44%       9/01/2032    $ 2,500
    2,400    Highlands County Health Facilities Auth.            0.31       11/15/2027      2,400
    3,610    Hillsborough County IDA (LIQ)(LOC - Citibank,
                N.A.) (a)                                        0.44        4/01/2014      3,610
    2,445    Housing Finance Corp. (LIQ)(NBGA) (a)               0.44       10/01/2032      2,445
    1,500    Jackson County                                      0.39        7/01/2022      1,500
    2,030    Jacksonville Health Facilities Auth. (LOC - Bank
                of America, N.A.)                                0.95       12/01/2023      2,030
    1,060    JEA (INS)(LIQ) (a)                                  0.39       10/01/2013      1,060
    3,165    Miami-Dade County IDA (LOC - Federal Home
                Loan Bank of Atlanta)                            0.34        5/01/2028      3,165
    3,200    Miami-Dade County IDA (LOC - Manufacturers
                & Traders Trust Co.)                             0.39       11/01/2042      3,200
    1,300    Miami-Dade County School Board (INS)(LIQ) (a)       0.36        5/01/2016      1,300
    3,000    Palm Beach County (LOC - Northern Trust Co.)        0.35        3/01/2027      3,000
    3,665    Palm Beach County (LOC - TD Bank, N.A.)             0.57        1/01/2034      3,665
    2,295    Peace River (INS)(LIQ) (a)                          0.38       10/01/2013      2,295
    2,275    Pembroke Pines (INS)(LIQ)                           0.33        7/01/2032      2,275
    1,565    Pinellas County (INS)(LIQ) (a)                      0.39        4/01/2012      1,565
      500    St. Lucie County                                    0.34        9/01/2028        500
    3,410    Univ. of North Florida Financing Corp.
                (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.37       11/01/2027      3,410
    1,200    Univ. Athletic Association, Inc. (LOC - SunTrust
                Bank)                                            1.25        2/01/2020      1,200
    2,495    West Palm Beach Utility System (LIQ) (a)            0.38       10/01/2012      2,495
                                                                                          -------
                                                                                           43,615
                                                                                          -------
             OHIO (6.9%)
    2,110    Cadiz Health Care Facilities Auth. (LOC - PNC
                Bank, N.A.)                                      1.09        1/01/2033      2,110
    1,495    Clermont County (LOC - Fifth Third Bank)            0.78        8/01/2022      1,495
                                                                                          -------
                                                                                            3,605
                                                                                          -------
             PENNSYLVANIA (6.7%)
    1,700    College Township IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                      0.50       11/01/2011      1,700
    1,800    Higher Educational Facilities Auth. (LOC - Fulton
                Bank)                                            1.80       11/01/2033      1,800
                                                                                          -------
                                                                                            3,500
                                                                                          -------
             PUERTO RICO (1.5%)
      800    Commonwealth (LIQ)(LOC - Bank of America,
                N.A.) (a)                                        0.52       7/01/2011         800
                                                                                          -------
             Total Variable-Rate Demand Notes (cost: $51,520)                              51,520
                                                                                          -------

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3  | USAA Florida Tax-Free Money Market Fund
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
PRINCIPAL
AMOUNT                                                          COUPON         FINAL        VALUE
(000)        SECURITY                                            RATE        MATURITY       (000)
-------------------------------------------------------------------------------------------------
             PUT BONDS (1.9%)

             ALABAMA (1.9%)
   $1,000    Mobile IDB (cost: $1,000)                           1.00%      7/15/2034     $ 1,000
                                                                                          -------

             TOTAL INVESTMENTS (COST: $52,520)                                            $52,520
                                                                                          =======

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------
                                     (LEVEL 1)
                                   QUOTED PRICES      (LEVEL 2)
                                     IN ACTIVE          OTHER         (LEVEL 3)
                                      MARKETS        SIGNIFICANT     SIGNIFICANT
                                   FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                ASSETS           INPUTS           INPUTS              TOTAL
-------------------------------------------------------------------------------------------------
  VARIABLE-RATE DEMAND NOTES       $           -     $    51,520     $          -     $    51,520
  PUT BONDS                                    -           1,000                -           1,000
-------------------------------------------------------------------------------------------------
Total                              $           -     $    52,520     $          -     $    52,520
-------------------------------------------------------------------------------------------------

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                                                   Portfolio of Investments |  4
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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost

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5  | USAA Florida Tax-Free Money Market Fund
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approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $52,354,000 at December 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

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                                          Notes to Portfolio of Investments |  6




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.